Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value of Financial Instruments [Abstract]
Accrued expenses	$ 95,000	$ 0
Change in fair value of warrants	$ 82,063